Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Resolution Funding Corp Principal Strip 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	53.55%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.88% [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.75% [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Empower Core Strategies: Flexible Bond Fund - Investor Class | Resolution Funding Corp Principal Strip 0.00% [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.75% [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.13% [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 3.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.25% [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Core Strategies: Flexible Bond Fund - Investor Class | United States Treasury Note/Bond 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Core Strategies: Flexible Bond Fund - Investor Class | EchoStar Corp 10.75% [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	53.55%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.44%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | CCC, CC, C [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%	[1]
Empower Core Strategies: Flexible Bond Fund - Investor Class | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	29.23%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	12.32%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.25% [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	11.79%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.38% [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Government National Mortgage Association 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	90.12%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.46%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	29.23%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.88% [Member]
Holdings [Line Items]
Percent of Total Investments	12.32%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.25% [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	11.79%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.38% [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 0.13% [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 2.13% [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Government National Mortgage Association 4.50% [Member]
Holdings [Line Items]
Percent of Total Investments	1.61%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | U.S. Treasury Inflation Indexed Bonds TIPS 1.63% [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	90.12%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.46%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.22%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%	[1]
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%	[1]
Empower Core Strategies: International Equity Fund - Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Core Strategies: International Equity Fund - Institutional Class | U.S. Treasury Bills 4.28% [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Institutional Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Core Strategies: International Equity Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Core Strategies: International Equity Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Core Strategies: International Equity Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Core Strategies: International Equity Fund - Institutional Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Empower Core Strategies: International Equity Fund - Institutional Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower Core Strategies: International Equity Fund - Institutional Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Core Strategies: International Equity Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
Empower Core Strategies: International Equity Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.49%
Empower Core Strategies: International Equity Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.57%
Empower Core Strategies: International Equity Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.89%
Empower Core Strategies: International Equity Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.89%
Empower Core Strategies: International Equity Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.79%
Empower Core Strategies: International Equity Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower Core Strategies: International Equity Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.27%
Empower Core Strategies: International Equity Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Core Strategies: International Equity Fund - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower Core Strategies: International Equity Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Core Strategies: International Equity Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower Core Strategies: International Equity Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Core Strategies: International Equity Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Core Strategies: International Equity Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Core Strategies: International Equity Fund - Institutional Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Core Strategies: International Equity Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Core Strategies: International Equity Fund - Institutional Class | Countries Less Than One Percent [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Empower Core Strategies: International Equity Fund - Investor Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Empower Core Strategies: International Equity Fund - Investor Class | U.S. Treasury Bills 4.28% [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Empower Core Strategies: International Equity Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
Empower Core Strategies: International Equity Fund - Investor Class | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Core Strategies: International Equity Fund - Investor Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
Empower Core Strategies: International Equity Fund - Investor Class | Novo Nordisk A/S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Empower Core Strategies: International Equity Fund - Investor Class | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
Empower Core Strategies: International Equity Fund - Investor Class | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.82%
Empower Core Strategies: International Equity Fund - Investor Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
Empower Core Strategies: International Equity Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.49%
Empower Core Strategies: International Equity Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.57%
Empower Core Strategies: International Equity Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.89%
Empower Core Strategies: International Equity Fund - Investor Class | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.89%
Empower Core Strategies: International Equity Fund - Investor Class | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.79%
Empower Core Strategies: International Equity Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.82%
Empower Core Strategies: International Equity Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.27%
Empower Core Strategies: International Equity Fund - Investor Class | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Core Strategies: International Equity Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower Core Strategies: International Equity Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.78%
Empower Core Strategies: International Equity Fund - Investor Class | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower Core Strategies: International Equity Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
Empower Core Strategies: International Equity Fund - Investor Class | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Core Strategies: International Equity Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.37%
Empower Core Strategies: International Equity Fund - Investor Class | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.34%
Empower Core Strategies: International Equity Fund - Investor Class | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Core Strategies: International Equity Fund - Investor Class | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Core Strategies: International Equity Fund - Investor Class | Countries Less Than One Percent [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.76%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | U.S. Treasury Bills 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.99%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.11%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.75%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.53%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Empower Core Strategies: U.S. Equity Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.56%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Empower Core Strategies: U.S. Equity Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.76%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
Empower Core Strategies: U.S. Equity Fund - Investor Class | U.S. Treasury Bills 4.38% [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.99%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.11%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.75%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.53%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.73%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.96%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Empower Core Strategies: U.S. Equity Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%

[1]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.